Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2009
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 4-14-09





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
54
Form 13F Information Table Value Total:
$239,796
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


American Natl Bankshare Com        027745108   1,164     74,607      SH          DEFINED              76,607
Assurant                Com        04621X108  15,379    706,120      SH          DEFINED             706,120
Atlas America           Com        049167109     150     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106     525     60,000      SH          SOLE                 60,000
Baker Michael Corp      Com        057149106  16,249    624,979      SH          DEFINED             624,979
Berkley, WR             Com        084423102   8,837    391,867      SH          DEFINED             391,867
Brush Engineered        Com        117421107   2,168    156,300      SH          DEFINED             156,300
CKX Inc.                Com        12562M106   1,346    328,200      SH          SOLE                328,200
Cal Dive Int'l Inc      Com        12802T101   2,423    357,931      SH          DEFINED             357,931
Cardinal Financial      Com        14149F109   3,271    569,876      SH          DEFINED             569,876
Carpenter Tech          Com        144285103   5,632    398,877      SH          DEFINED             398,877
ConocoPhillips          Com        20825C104   1,145     29,244      SH          DEFINED              29,244
EOG Res Inc.            Com        26875P101   3,701     67,580      SH          DEFINED              67,580
Emcor Group             Com        29084Q100  10,205    594,333      SH          DEFINED             594,333
Emerson Elec Co.        Com        291011104   1,880     65,788      SH          DEFINED              65,788
Energen Corp.           Com        29265N108   4,780    164,100      SH          DEFINED             164,100
FTI Consulting          Com        302941109  17,270    349,025      SH          DEFINED             349,025
First Potomac           Com        33610F109      95     12,950      SH          DEFINED              12,950
John Hancock Bk      SHBENINT      409735107     154     14,355      SH          SOLE                 14,355
Middleburg Financial    Com        596094102     286     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   2,609    524,961      SH          DEFINED             524,961
Oceanfirst Fin          Com        675234108     116     11,344      SH          DEFINED              11,344
PartnerRe Holdings      Com        G6852T105   5,755     92,719      SH          DEFINED              92,719
PPL Corporation         Com        69351T106   7,174    249,882      SH          DEFINED             249,882
Patriot Ntl Bancorp     Com        70336F104      89     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     433     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   6,815  1,315,541      SH          DEFINED           1,315,541
Republic SVCS           Com        760759100   6,246    364,248      SH          DEFINED             364,248
Rosetta Resources       Com        777779307   2,664    538,196      SH          DEFINED             538,196
Rudolph Tech            Com        781270103     103     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   5,144    576,718      SH          DEFINED             576,718
Rush Enterprises        CLB        781846308   2,316    295,798      SH          SOLE                295,798
Southern National Banc  Com        843395104     178     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103     496     42,270      SH          DEFINED              42,270
Suncor Energy           Com        867229106   8,157    367,275      SH          DEFINED             367,275
Tessera Technologies    Com        88164L100   3,286    245,780      SH          DEFINED             245,780
United America          CLA        90933T109   4,435  1,103,222      SH          DEFINED           1,103,222
Urstadt Biddle Pptys    CLA        917286205     369     27,500      SH          SOLE                 27,500
Watsco Inc.             Com        942622200   4,360    128,117      SH          DEFINED             128,117
Agere Sys          Note 6.5 12/1   00845VAA8  17,070 17,006,000      PRN         DEFINED          17,006,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   9,263 10,124,000      PRN         DEFINED          10,124,000
American Tower     Note 5.0  2/1   029912AF9     558    565,000      PRN         SOLE                565,000
CTS Corporation    Note 2.125 5/0  126501AC9   4,212  4,342,000      PRN         DEFINED           4,342,000
Coeur D'Alene Mine Note 1.25 1/1   192108AQ1     934  1,535,000      PRN         SOLE              1,535,000
Euronet Worldwide  DBCV 1.625 12/1 298736AD1   3,368  3,500,000      PRN         DEFINED           3,500,000
Griffon Corp       Note 4.0 7/1    398433AC6     219    236,000      PRN         DEFINED             236,000
Jakks Pac Inc.     Note 4.625 6/1  47012EAB2   4,074  4,300,000      PRN         DEFINED           4,300,000
Level 3 Communic   Note 6.0  9/1   52729NAG5   4,937  5,116,000      PRN         DEFINED           5,116,000
Magma Design Auto  Note 2.0 5/1    559181AC6   3,437  5,500,000      PRN         DEFINED           5,500,000
Maxtor Corp        Note 6.8 4/3    577729AC0   8,295  8,674,000      PRN         DEFINED           8,674,000
ON Semiconductor   Note     4/1    682189AE5   3,286  3,538,000      PRN         DEFINED           3,538,000
Sepracor Inc       Note     10/1   817315AW4  18,383 19,050,000      PRN         DEFINED          19,050,000
Sonic Automotive   Note 5.25 5/0   83545GAE2     880  3,484,000      PRN         DEFINED           3,484,000
Wesco Intl         DBCV 2.625 10/1 95082PAE5   3,475  4,000,000      PRN         DEFINED           4,000,000